Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 927,038	$ 816,907	$ 125,024
Prepaid expenses	2,145	2,588	31,745
Total Current Assets	929,183	819,495	156,769
Property and Equipment, net	82,579	89,247	117,321
Operating lease right-of-use asset, net	324,097	365,025	473,242
Security deposit	3,518	3,518	3,518
Total Assets	1,339,377	1,277,285	750,850
Current Liabilities
Accounts payable and accrued expenses	645,643	600,003	560,948
Note payable - related party	1,657,000	1,657,000	642,000
Royalty agreement payable - related party	65,292	65,292	65,292
Accounts payable and accrued expenses - related party	5,027,449	4,802,985	4,145,465
Operating lease liability, current	100,282	124,909	110,678
Loan payable	60,000	60,000	60,000
Convertible note payable, net of debt discount of $1,214,003. $949,945 and $0, respectively	285,997	50,505
SBA Paycheck Protection Loan		90,100
Total Current Liabilities	7,841,663	7,450,794	5,584,383
Long Term Liabilities
Loan payable, net of current	135,244	145,244	185,244
Operating lease liability, net of current	239,237	254,811	369,281
Total Liabilities	8,216,144	7,850,849	6,138,908
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, value
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000	22,000
Additional paid-in capital	6,089,725	5,833,583	2,412,969
Deferred Compensation
Accumulated Deficit	(35,709,845)	(34,769,183)	(29,797,906)
Total Stockholders' Deficit	(6,876,767)	(6,573,564)	(5,388,058)
Total Liabilities and Stockholders' Deficit	1,339,377	1,277,285	750,850
Preferred Stock Series A [Member]
Stockholders' Deficit
Preferred stock, value	5,217,800	5,217,800	5,217,800
Common Stock Class A [Member]
Stockholders' Deficit
Common stock, value	17,503,553	17,122,236	16,757,079
Common Stock Class B [Member]
Stockholders' Deficit
Common stock, value